Cash and cash equivalents (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 3,803,673	$ 2,443,938
Cash equivalent	26,892,626	16,482,995
Cash and cash equivalents	$ 30,696,299	$ 18,926,933	$ 5,861,327	$ 8,610,996